UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                   -----------------------

                            TWEEDY, BROWNE FUND INC.
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
    ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
    ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                           -------------------
                        Date of fiscal year end: MARCH 31
                                                -------------------
                     Date of reporting period: JUNE 30, 2007
                                              ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)


                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCKS--90.3%
                  BELGIUM--2.6%
       1,646,311  KBC Groep NV ................................  $   222,386,724
                                                                 ---------------
                  CANADA--1.2%
         100,000  Melcor Developments Ltd. ....................        2,603,995
       1,631,760  National Bank of Canada, Toronto ............       94,139,705
                                                                 ---------------
                                                                      96,743,700
                                                                 ---------------
                  CZECH REPUBLIC--0.0%++
           2,800  Philip Morris CR a.s. .......................        1,454,108
                                                                 ---------------
                  FINLAND--5.4%
       2,435,000  Cargotec Corporation, B Share ...............      150,189,684
       1,000,000  Huhtamaki Oyj ...............................       16,773,810
       4,670,000  Kone Oyj, Class B ...........................      294,918,157
                                                                 ---------------
                                                                     461,881,651
                                                                 ---------------
                  FRANCE--5.9%
         433,783  BNP Paribas SA ..............................       51,765,256
       2,192,565  CNP Assurances ..............................      281,162,615
         140,000  Nexans SA ...................................       23,407,704
           1,000  NSC Groupe ..................................          118,848
       1,825,000  Sanofi-Aventis ..............................      148,131,516
                                                                 ---------------
                                                                     504,585,939
                                                                 ---------------
                  GERMANY--4.6%
          64,173  Boewe Systec AG .............................        3,640,087
          59,925  Fraport AG ..................................        4,279,663
          42,354  KSB AG ......................................       30,316,596
         352,312  Linde AG ....................................       42,466,433
         357,013  Merck KGaA ..................................       49,204,766
       1,560,342  Springer (Axel) Verlag AG ...................      261,707,732
                                                                 ---------------
                                                                     391,615,277
                                                                 ---------------
                  HONG KONG--2.4%
      13,919,259  Jardine Strategic Holdings Ltd. .............      185,126,145
      42,847,281  SCMP Group Ltd. .............................       17,483,317
         872,500  Swire Pacific Ltd., Class B .................        1,872,696
                                                                 ---------------
                                                                     204,482,158
                                                                 ---------------
                  IRELAND--0.3%
       5,089,055  Independent News & Media PLC ................       25,773,805
       1,111,317  Unidare PLC + ...............................          315,186
                                                                 ---------------
                                                                      26,088,991
                                                                 ---------------


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       1

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCKS
                  ITALY--3.9%
         348,709  Banco Popolare di Verona e Novara ...........  $    10,050,038
         925,100  Maffei SPA ..................................        4,338,515
      15,720,000  Mediaset SPA ................................      162,520,393
      12,147,709  Mondadori (Arnoldo) Editore SPA .............      118,943,993
       2,598,000  Natuzzi SPA, Sponsored ADR + ................       20,654,100
       1,005,000  Sol SPA .....................................        7,695,897
         805,250  Vincenzo Zucchi SPA + .......................        4,053,764
                                                                 ---------------
                                                                     328,256,700
                                                                 ---------------
                  JAPAN--3.1%
         462,100  Chofu Seisakusho Company Ltd. ...............        9,728,815
             775  Coca-Cola Central Japan Company Ltd. ........        5,949,229
         310,900  Daikoku Denki Company Ltd. ..................        5,060,197
       5,251,000  Fujitec Company Ltd. ........................       35,291,550
         570,600  Fukuda Denshi Company Ltd. ..................       18,296,903
       1,203,000  Hi-Lex Corporation ..........................       17,884,999
          22,100  Hurxley Corporation .........................          300,644
         319,000  Inaba Seisakusho Company Ltd. ...............        5,347,018
         321,000  Katsuragawa Electric Company Ltd. ...........        3,275,112
       1,461,000  Kawasumi Laboratories Inc. ..................        8,695,372
       1,849,500  Kuroda Electric Company Ltd. ................       27,855,946
          69,100  Mandom Corporation ..........................        1,580,692
         477,000  Matsumoto Yushi-Seiyaku Company Ltd. ........       11,568,201
          21,670  Medikit Company Ltd. ........................        4,386,817
         121,800  Meito Sangyo Company Ltd. ...................        2,376,922
          36,240  Milbon Company Ltd. .........................        1,044,693
         307,100  Mirai Industry Company Ltd. .................        3,779,845
          55,000  Nankai Plywood Company Ltd. .................          330,459
          40,000  Nippon Antenna Company Ltd. .................          341,390
         162,780  Nippon Kanzai Company Ltd. ..................        4,244,314
       1,253,000  Nippon Konpo Unyu Soko Company Ltd. .........       16,162,833
         462,100  Nissha Printing Company Ltd. ................       12,535,204
         687,500  Nitto FC Company Ltd. .......................        3,780,011
         451,000  Sangetsu Company Ltd. .......................        9,714,240
         781,850  Sanyo Shinpan Finance Company Ltd. ..........       22,158,589
         321,800  Shikoku Coca-Cola Bottling Company Ltd. .....        3,694,987
         289,300  Shingakukai Company Ltd. ....................        1,747,583
         204,000  SK Kaken Company Ltd. .......................        7,565,650
         612,000  Sonton Food Industry Company Ltd. ...........        5,604,859
         528,500  T. Hasegawa Company Ltd. ....................        8,794,425
         106,300  Tenma Corporation ...........................        1,786,085
          39,800  Torishima Pump Manufacturing Company Ltd. ...          481,487
                                                                 ---------------
                                                                     261,365,071
                                                                 ---------------


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        2

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCKS
                  MEXICO--2.5%
       1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR .....  $    85,077,422
      14,623,380  Embotelladoras Arca SA de CV ................       53,659,056
         157,327  Grupo Aeroportuario del Sureste SA de CV, ADR        8,289,560
      30,132,400  Grupo Continental SA ........................       67,010,837
                                                                 ---------------
                                                                     214,036,875
                                                                 ---------------
                  NETHERLANDS--18.6%
       9,213,832  ABN AMRO Holding NV .........................      423,708,848
       1,830,990  Akzo Nobel NV ...............................      158,162,877
          23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .          580,260
       5,477,810  Heineken Holding NV .........................      283,715,107
       2,890,000  Heineken NV .................................      169,745,151
         150,000  Imtech NV ...................................       13,017,935
       1,409,414  Koninklijke Grolsch NV ......................       60,016,778
          69,500  Randstad Holding NV .........................        5,523,844
         490,592  Stork NV ....................................       31,803,274
       4,810,555  Telegraaf Media Groep NV ....................      168,919,062
         288,708  TKH Group NV ................................        8,695,085
       3,612,751  Unilever NV, CVA ............................      112,514,232
       4,498,159  Wegener NV ..................................      118,462,131
         712,500  Wolters Kluwer NV, CVA ......................       21,795,318
                                                                 ---------------
                                                                   1,576,659,902
                                                                 ---------------
                  NORWAY--1.2%
       2,302,000  Schibsted ASA ...............................      105,232,504
                                                                 ---------------
                  SINGAPORE--3.1%
      33,542,550  Fraser and Neave Ltd. .......................      119,524,599
       3,690,759  Jardine Cycle & Carriage Ltd. ...............       37,886,114
       1,000,000  Robinson & Company Ltd. .....................        3,203,766
       4,000,000  Singapore Press Holdings Ltd. ...............       12,135,081
       6,292,000  United Overseas Bank Ltd. ...................       90,505,737
                                                                 ---------------
                                                                     263,255,297
                                                                 ---------------
                  SOUTH KOREA--4.0%
           8,615  Asia Cement Company, Ltd. ...................          732,914
          23,260  Daehan City Gas Company Ltd. ................          853,462
          93,346  Dong Ah Tire & Rubber Company Ltd. ..........          872,940
         280,921  Hanil Cement Company Ltd. ...................       34,814,866
           8,791  Hyundai Elevator Company Ltd. ...............          948,655
       1,262,131  Korea Electric Power Corporation ............       56,009,710
          23,200  Sam Young Electronics Company, Ltd. .........          237,298
          36,890  Samchully Company Ltd. ......................        6,807,820
         886,070  Samsung SDI Company, Ltd. ...................       57,543,241
         241,172  SK Telecom Company, Ltd. ....................       55,600,862
       3,479,352  SK Telecom Company, Ltd., ADR ...............       95,160,277
         832,320  Taeyoung Engineering & Construction .........        9,909,644
       2,590,535  Youngone Corporation ........................       22,122,872
                                                                 ---------------
                                                                     341,614,561
                                                                 ---------------

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        3

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCKS
                  SPAIN--1.8%
       2,277,000  Altadis SA ..................................  $   151,299,768
                                                                 ---------------
                  SWEDEN--0.0%++
          33,000  Cloetta Fazer AB, B Shares ..................        1,087,616
                                                                 ---------------
                  SWITZERLAND--12.2%
          45,065  AFG Arbonia-Foster Holding AG, Bearer .......       23,459,098
       2,021,000  Compagnie Financiere Richemont AG ...........      121,200,636
           5,702  Daetwyler Holding AG, Bearer ................       37,451,942
          92,315  Edipresse SA, Bearer ........................       41,238,954
         125,635  Forbo Holding AG ............................       68,681,013
          29,327  Loeb Holding AG .............................        7,023,070
         186,990  Medisize Holding AG .........................       14,646,736
         875,160  Nestle SA, Registered .......................      332,755,026
               8  Neue Zuercher Zeitung + .....................          560,814
       2,368,760  Novartis AG, Registered .....................      133,358,714
          45,425  Phoenix Mecano AG ...........................       20,384,914
         179,979  PubliGroupe SA, Registered ..................       61,970,576
         182,827  Siegfried Holding AG ........................       29,983,867
          11,166  Sika AG, Bearer .............................       22,776,599
         257,980  Syngenta AG .................................       50,349,883
         473,990  Tamedia AG ..................................       66,132,743
                                                                 ---------------
                                                                   1,031,974,585
                                                                 ---------------
                  UNITED KINGDOM--12.2%
       2,635,000  AGA Foodservice Group PLC ...................       19,864,797
      10,535,724  Barclays PLC ................................      147,122,182
       7,123,125  BBA Group PLC ...............................       38,979,823
       3,979,658  Carclo PLC ..................................        9,262,075
      11,378,577  Clinton Cards PLC ...........................       14,553,675
       8,225,426  Diageo PLC ..................................      171,136,123
       3,675,000  Ennstone PLC ................................        3,686,650
      19,501,939  G4S PLC .....................................       82,464,371
         960,125  GlaxoSmithKline PLC .........................       25,138,700
         593,139  GlaxoSmithKline PLC, Sponsored ADR ..........       31,062,689
         923,006  Headlam Group PLC ...........................       10,277,844
       4,939,017  HSBC Holdings PLC ...........................       90,670,528
      15,740,603  Lloyds TSB Group PLC ........................      175,590,368
         263,075  Partridge Fine Art PLC + ....................           99,599
         779,500  Raven Mount PLC .............................        2,259,896
      10,148,287  Trinity Mirror PLC ..........................      107,709,236
       4,718,678  TT Electronics PLC ..........................       17,419,781
       2,853,000  Unilever PLC ................................       92,444,022
                                                                 ---------------
                                                                   1,039,742,359
                                                                 ---------------

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        4

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCKS
                  UNITED STATES--5.3%
         313,000  American Express Company ....................  $    19,149,340
       3,712,554  American International Group, Inc. ..........      259,990,157
          75,700  American National Insurance Company .........       11,551,820
         523,292  MBIA Inc. ...................................       32,559,228
       1,000,000  Pfizer Inc. .................................       25,570,000
         442,000  Popular Inc. ................................        7,102,940
       6,728,996  Sun-Times Media Group Inc., Class A .........       35,327,229
         409,000  Torchmark Corporation .......................       27,403,000
         291,069  Transatlantic Holdings Inc. .................       20,703,738
         210,060  Wal-Mart Stores, Inc. .......................       10,105,986
                                                                 ---------------
                                                                     449,463,438
                                                                 ---------------

                  TOTAL COMMON STOCKS
                  (COST $3,675,283,058) .......................    7,673,227,224
                                                                 ---------------
                  PREFERRED STOCKS--0.5%
         153,360  Adris Grupa d.d. ............................       16,321,198
          13,000  KSB AG, Vorzugsakt ..........................        9,305,278
         700,000  Villeroy & Boch AG ..........................       15,031,603
                                                                 ---------------
                  TOTAL PREFERRED STOCKS
                  (COST $17,636,035) ..........................       40,658,079
                                                                 ---------------
          FACE
         VALUE
         -----

                  U.S. TREASURY BILLS--7.1%
$    295,000,000  4.475%** due 8/9/07 .........................      293,528,297
      14,000,000  4.655%** due 8/23/07+++ .....................       13,907,376
     300,000,000  4.685%** due 11/8/07+++ .....................      294,969,000
                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS
                  (COST $602,212,687) .........................      602,404,673
                                                                 ---------------

                  REPURCHASE AGREEMENTS--3.2%
     223,460,000  Agreement with UBS Warburg LLC, 4.400% dated
                  6/29/07, to be repurchased at $223,541,935 on
                  7/2/07, collateralized by #223,460,000 U.S.
                  Treasury Bonds, 5.500% due 5/15/09
                  (market value $227,929,631) .................      223,460,000
      25,000,000  Agreement with Barclays Bank, 4.300% dated
                  6/29/07, to be repurchased at $25,011,042 on
                  7/2/07, collateralized by $25,000,000 U.S.
                  Treasury Bonds, 4.625% due 3/31/08
                  (market value $25,213,159) ..................       25,000,000


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        5

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                        MARKET
        FACE                                                             VALUE
        VALUE                                                           (NOTE 1)
        -----                                                           -------

                  REPURCHASE AGREEMENTS
$     25,000,000  Agreement with Bank of America Corp., 4.250%
                  dated 6/29/07, to be repurchased at $25,008,854
                  on 7/2/07, collateralized by $25,000,000 U.S.
                  Treasury Bonds, 8.125% due 8/15/19
                  (market value $24,904,298) ..................  $   25,000,000
                                                                 --------------
                  TOTAL REPURCHASE AGREEMENTS
                  (COST $273,460,000) .........................     273,460,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,568,591,780*) ..............  101.1%   8,589,749,976
UNREALIZED DEPRECIATION ON FORWARD
 CONTRACTS (NET) ......................................   (1.2)    (102,580,106)
OTHER ASSETS AND LIABILITIES (NET) ....................    0.1       11,259,251
                                                         -----   --------------
NET ASSETS ............................................  100.0%  $8,498,429,121
                                                         =====   ==============
-------------
    *      AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,568,591,780.
   **      RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  *** "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
    +      NON-INCOME PRODUCING SECURITY.
   ++      AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
  +++ AT JUNE 30, 2007, LIQUID ASSETS TOTALING $26,689,366 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        6

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
June 30, 2007 (Unaudited)


                                                   PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS       (NOTE 1)
----------------------                             -------------    ------------

COMMON STOCKS:
Food and Beverages .................................   18.4%     $1,566,612,610
Banking ............................................   15.4       1,313,042,326
Printing and Publishing ............................   13.1       1,113,957,123
Insurance ..........................................    7.1         600,811,330
Pharmaceuticals ....................................    4.9         412,466,385
Machinery ..........................................    4.3         362,227,104
Chemicals ..........................................    3.2         269,106,386
Electronics ........................................    2.5         210,880,910
Transportation .....................................    2.4         205,332,340
Holdings ...........................................    2.4         202,276,672
Building Materials .................................    2.1         176,042,866
Media ..............................................    1.9         162,520,393
Retail .............................................    1.8         156,087,133
Tobacco ............................................    1.8         152,753,876
Telecommunications .................................    1.8         151,102,529
Commercial Services ................................    1.1          94,079,711
Manufacturing ......................................    1.0          87,428,130
Financial Services .................................    0.9          73,867,157
Engineering and Construction .......................    0.8          64,945,300
Utilities ..........................................    0.7          63,670,992
Advertising ........................................    0.7          61,970,576
Wholesale ..........................................    0.7          58,193,384
Medical Research and Supplies ......................    0.5          46,025,828
Textiles ...........................................    0.3          26,176,636
Paper Products .....................................    0.2          17,354,070
Personal Products ..................................    0.1          11,419,810
Leisure ............................................    0.1           5,060,197
Mining and Metal Fabrication .......................    0.1           4,338,515
Real Estate ........................................    0.0++         2,603,995
Autos ..............................................    0.0++           872,940
                                                     ------      --------------
TOTAL COMMON STOCKS ................................   90.3       7,673,227,224
                                                     ------      --------------
PREFERRED STOCKS ...................................    0.5          40,658,079
U.S. TREASURY BILLS ................................    7.1         602,404,673
REPURCHASE AGREEMENTS ..............................    3.2         273,460,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS .......   (1.2)       (102,580,106)
OTHER ASSETS AND LIABILITIES (NET) .................    0.1          11,259,251
                                                     ------      --------------
NET ASSETS .........................................  100.0%     $8,498,429,121
                                                     ======      ==============

------------
++       AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        7

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
June 30, 2007 (Unaudited)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

BELGIUM            3%
CANADA             1%
FINLAND            6%
FRANCE             6%
GERMANY            5%
HONG KONG          2%
ITALY              4%
JAPAN              3%
MEXICO             3%
NETHERLANDS       19%
NORWAY             1%
SINGAPORE          3%
SOUTH KOREA        4%
SPAIN              2%
SWITZERLAND       12%
UNITED KINGDOM    12%
UNITED STATES      5%
CASH EQUIVALENTS   9%

CZECH REPUBLIC-0%+
CROATIA-0%+
IRELAND-0%+
SWEDEN-0%+

+ AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS



---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        8

                               [GRAPHIC OMITTED]
                                   WORLD MAP
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2007 (Unaudited)


                                                                   CONTRACT          MARKET
                                                                    VALUE             VALUE
CONTRACTS                                                            DATE            (NOTE 1)
---------                                                          --------          --------
FORWARD EXCHANGE CONTRACTS TO BUY
      11,000,000  Canadian Dollar ............................      7/3/07      $    10,341,787
       8,000,000  Canadian Dollar ............................     8/28/07            7,531,538
      77,000,000  European Union Euro ........................      7/3/07          104,006,886
      28,000,000  Great Britain Pound Sterling ...............      7/3/07           56,174,675
      54,000,000  Hong Kong Dollar ...........................     7/12/07            6,909,504
     155,000,000  Hong Kong Dollar ...........................     7/23/07           19,838,373
   2,200,000,000  Japanese Yen ...............................     7/23/07           17,871,945
      26,000,000  Singapore Dollar ...........................     7/12/07           17,018,134
  22,000,000,000  South Korean Won ...........................      7/3/07           23,816,225
      16,500,000  Swiss Franc ................................      7/3/07           13,467,004
                                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT ($277,235,906)) .............................                  $   276,976,071
                                                                                ===============
FORWARD EXCHANGE CONTRACTS TO SELL
      11,000,000  Canadian Dollar ............................      7/3/07      $   (10,341,787)
       5,000,000  Canadian Dollar ............................     7/31/07           (4,704,029)
       8,000,000  Canadian Dollar ............................     8/28/07           (7,531,538)
       4,500,000  Canadian Dollar ............................    10/16/07           (4,240,305)
      18,000,000  Canadian Dollar ............................    11/13/07          (16,969,010)
      15,500,000  Canadian Dollar ............................    11/26/07          (14,615,320)
       8,000,000  Canadian Dollar ............................     1/15/08           (7,548,758)
      17,000,000  Canadian Dollar ............................      3/3/08          (16,049,397)
       7,500,000  Canadian Dollar ............................     3/31/08           (7,082,751)
       4,000,000  Canadian Dollar ............................     4/23/08           (3,778,403)
       7,000,000  Canadian Dollar ............................      5/5/08           (6,613,059)
       7,000,000  Canadian Dollar ............................     5/23/08           (6,614,342)
       9,500,000  Canadian Dollar ............................      6/3/08           (8,977,670)
      32,000,000  Czech Koruna ...............................    11/26/07           (1,517,717)
      34,000,000  Danish Krone ...............................     4/17/08           (6,208,739)
      70,000,000  Danish Krone ...............................     5/14/08          (12,787,679)
      48,000,000  Danish Krone ...............................     5/16/08           (8,768,948)
      83,000,000  Danish Krone ...............................     5/23/08          (15,164,504)
      77,000,000  European Union Euro ........................      7/3/07         (104,006,886)
      75,000,000  European Union Euro ........................     7/12/07         (101,337,643)
      70,000,000  European Union Euro ........................     7/18/07          (94,601,894)
      50,000,000  European Union Euro ........................     7/31/07          (67,603,781)
      34,000,000  European Union Euro ........................      8/6/07          (45,980,158)
      25,000,000  European Union Euro ........................      8/9/07          (33,812,465)
      98,000,000  European Union Euro ........................     8/15/07         (132,572,511)
      23,000,000  European Union Euro ........................     8/22/07          (31,121,531)
      60,000,000  European Union Euro ........................     8/28/07          (81,203,435)
      90,000,000  European Union Euro ........................     9/12/07         (121,859,082)
      25,000,000  European Union Euro ........................     9/21/07          (33,858,740)
     155,000,000  European Union Euro ........................     9/28/07         (209,967,098)
      40,000,000  European Union Euro ........................     10/4/07          (54,193,470)
      45,000,000  European Union Euro ........................     10/9/07          (60,975,544)
      42,000,000  European Union Euro ........................    10/16/07          (56,920,820)
      20,000,000  European Union Euro ........................    10/18/07          (27,106,556)
      55,000,000  European Union Euro ........................    10/22/07          (74,550,747)
      68,000,000  European Union Euro ........................    11/13/07          (92,224,361)


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                        9

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2007 (Unaudited)

                                                                   CONTRACT          MARKET
                                                                    VALUE             VALUE
CONTRACTS                                                            DATE            (NOTE 1)
---------                                                          --------          --------
FORWARD EXCHANGE CONTRACTS TO SELL
      50,000,000  European Union Euro ........................     12/4/07      $   (67,848,939)
      30,000,000  European Union Euro ........................    12/17/07          (40,723,085)
     100,000,000  European Union Euro ........................    12/21/07         (135,757,694)
      38,000,000  European Union Euro ........................      1/8/08          (51,606,343)
      54,000,000  European Union Euro ........................     1/15/08          (73,344,254)
      55,000,000  European Union Euro ........................     1/16/08          (74,703,779)
      60,000,000  European Union Euro ........................     1/22/08          (81,503,534)
      60,000,000  European Union Euro ........................     1/25/08          (81,507,785)
      45,000,000  European Union Euro ........................     1/29/08          (61,135,091)
      30,000,000  European Union Euro ........................     2/19/08          (40,771,616)
      25,000,000  European Union Euro ........................     2/20/08          (33,976,938)
      35,000,000  European Union Euro ........................      3/3/08          (47,577,645)
     140,000,000  European Union Euro ........................     3/31/08         (190,403,500)
      20,000,000  European Union Euro ........................     4/17/08          (27,208,615)
      47,000,000  European Union Euro ........................     4/23/08          (63,946,979)
     100,000,000  European Union Euro ........................      5/5/08         (136,086,064)
      50,000,000  European Union Euro ........................     5/14/08          (68,053,784)
      45,000,000  European Union Euro ........................     5/16/08          (61,250,557)
      30,000,000  European Union Euro ........................     5/20/08          (40,836,573)
      82,000,000  European Union Euro ........................     5/23/08         (111,625,845)
     100,000,000  European Union Euro ........................      7/7/08         (136,231,913)
      28,000,000  Great Britain Pound Sterling ...............      7/3/07          (56,174,675)
       9,000,000  Great Britain Pound Sterling ...............     7/23/07          (18,051,558)
       9,000,000  Great Britain Pound Sterling ...............     8/22/07          (18,043,223)
       9,000,000  Great Britain Pound Sterling ...............     8/28/07          (18,041,495)
      24,000,000  Great Britain Pound Sterling ...............     9/12/07          (48,098,846)
      20,000,000  Great Britain Pound Sterling ...............     9/28/07          (40,071,668)
      26,000,000  Great Britain Pound Sterling ...............     10/9/07          (52,080,842)
      20,000,000  Great Britain Pound Sterling ...............    10/16/07          (40,056,152)
       6,000,000  Great Britain Pound Sterling ...............    10/22/07          (12,015,294)
       9,500,000  Great Britain Pound Sterling ...............    11/13/07          (19,015,208)
      34,500,000  Great Britain Pound Sterling ...............    11/26/07          (69,035,897)
      23,000,000  Great Britain Pound Sterling ...............    12/17/07          (46,002,969)
      11,000,000  Great Britain Pound Sterling ...............      1/8/08          (21,989,761)
       7,000,000  Great Britain Pound Sterling ...............     1/22/08          (13,988,428)
      24,000,000  Great Britain Pound Sterling ...............     1/29/08          (47,951,654)
      20,000,000  Great Britain Pound Sterling ...............     2/19/08          (39,938,040)
      12,000,000  Great Britain Pound Sterling ...............     3/31/08          (23,937,430)
       7,000,000  Great Britain Pound Sterling ...............     4/23/08          (13,955,177)
      12,000,000  Great Britain Pound Sterling ...............     5/14/08          (23,910,132)
       5,000,000  Great Britain Pound Sterling ...............     5/20/08           (9,961,004)
      30,000,000  Great Britain Pound Sterling ...............      7/7/08          (59,688,426)
      54,000,000  Hong Kong Dollar ...........................     7/12/07           (6,909,504)
     230,000,000  Hong Kong Dollar ...........................     7/23/07          (29,437,585)
      77,000,000  Hong Kong Dollar ...........................     7/24/07           (9,855,442)
     120,000,000  Hong Kong Dollar ...........................     7/31/07          (15,361,854)
      15,000,000  Hong Kong Dollar ...........................     8/15/07           (1,920,957)
     195,000,000  Hong Kong Dollar ...........................     8/28/07          (24,980,608)
     180,000,000  Hong Kong Dollar ...........................     9/28/07          (23,076,982)
     100,000,000  Hong Kong Dollar ...........................    10/22/07          (12,827,453)
      90,000,000  Hong Kong Dollar ...........................    12/17/07          (11,559,245)

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       10

                                [GRAPHIC OMITTED]
                                    WORLD MAP
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2007 (Unaudited)

                                                                   CONTRACT          MARKET
                                                                    VALUE             VALUE
CONTRACTS                                                            DATE            (NOTE 1)
---------                                                          --------          --------
FORWARD EXCHANGE CONTRACTS TO SELL
     100,000,000  Hong Kong Dollar ...........................      1/8/08      $   (12,848,707)
     120,000,000  Hong Kong Dollar ...........................     1/15/08          (15,420,066)
     135,000,000  Hong Kong Dollar ...........................     2/20/08          (17,356,936)
     170,000,000  Hong Kong Dollar ...........................     5/14/08          (21,884,455)
     130,000,000  Hong Kong Dollar ...........................     5/23/08          (16,737,435)
   2,200,000,000  Japanese Yen ...............................     7/23/07          (17,871,945)
   7,800,000,000  Japanese Yen ...............................      8/9/07          (63,510,290)
   3,300,000,000  Japanese Yen ...............................     8/28/07          (26,939,435)
     555,000,000  Japanese Yen ...............................     9/12/07           (4,538,842)
   2,300,000,000  Japanese Yen ...............................    10/16/07          (18,888,198)
   3,000,000,000  Japanese Yen ...............................     1/29/08          (24,954,805)
   2,000,000,000  Japanese Yen ...............................     4/17/08          (16,788,941)
   3,550,000,000  Japanese Yen ...............................     5/16/08          (29,900,924)
   5,600,000,000  Japanese Yen ...............................     5/23/08          (47,206,102)
   4,000,000,000  Japanese Yen ...............................     6/16/08          (33,813,143)
     132,000,000  Mexican Peso ...............................     8/28/07          (12,188,028)
     135,000,000  Mexican Peso ...............................    10/18/07          (12,427,770)
     206,000,000  Mexican Peso ...............................    12/17/07          (18,890,470)
     130,000,000  Mexican Peso ...............................      1/8/08          (11,903,504)
     265,000,000  Mexican Peso ...............................     1/15/08          (24,253,052)
     195,000,000  Mexican Peso ...............................     1/16/08          (17,845,347)
     145,000,000  Mexican Peso ...............................     1/29/08          (13,257,662)
     125,000,000  Mexican Peso ...............................     3/31/08          (11,380,118)
     264,000,000  Mexican Peso ...............................      4/4/08          (24,028,176)
     170,000,000  Mexican Peso ...............................     4/17/08          (15,458,823)
     295,000,000  Mexican Peso ...............................     5/16/08          (26,772,082)
     165,000,000  Mexican Peso ...............................     5/20/08          (14,970,096)
      92,000,000  Norwegian Krone ............................     7/18/07          (15,582,229)
     110,000,000  Norwegian Krone ............................     9/12/07          (18,648,178)
      45,000,000  Norwegian Krone ............................     10/4/07           (7,630,446)
      74,000,000  Norwegian Krone ............................    10/22/07          (12,548,929)
     135,000,000  Norwegian Krone ............................     1/29/08          (22,893,395)
     100,000,000  Norwegian Krone ............................     5/16/08          (16,941,439)
     115,000,000  Norwegian Krone ............................     6/11/08          (19,478,057)
      26,000,000  Singapore Dollar ...........................     7/12/07          (17,018,134)
      11,000,000  Singapore Dollar ...........................     7/18/07           (7,203,609)
      12,000,000  Singapore Dollar ...........................     7/23/07           (7,861,786)
      20,000,000  Singapore Dollar ...........................     7/31/07          (13,111,731)
      22,000,000  Singapore Dollar ...........................     8/15/07          (14,440,541)
      55,000,000  Singapore Dollar ...........................     9/12/07          (36,180,355)
      10,000,000  Singapore Dollar ...........................     9/28/07           (6,586,150)
      18,000,000  Singapore Dollar ...........................     10/9/07          (11,864,723)
      21,000,000  Singapore Dollar ...........................    11/13/07          (13,878,132)
      27,000,000  Singapore Dollar ...........................    11/14/07          (17,844,637)
      40,000,000  Singapore Dollar ...........................     1/15/08          (26,554,783)
      13,000,000  Singapore Dollar ...........................     1/16/08           (8,630,883)
      30,000,000  Singapore Dollar ...........................     1/25/08          (19,929,450)
      36,000,000  Singapore Dollar ...........................     1/29/08          (23,921,760)
      22,000,000  Singapore Dollar ...........................     2/19/08          (14,639,486)
      30,000,000  Singapore Dollar ...........................     3/31/08          (20,018,104)
      16,500,000  Singapore Dollar ...........................     4/23/08          (11,027,067)

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       11

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2007 (Unaudited)

                                                                   CONTRACT          MARKET
                                                                    VALUE             VALUE
CONTRACTS                                                            DATE            (NOTE 1)
---------                                                          --------          --------
FORWARD EXCHANGE CONTRACTS TO SELL
  22,000,000,000  South Korean Won ...........................      7/3/07      $   (23,816,225)
  14,750,000,000  South Korean Won ...........................     7/12/07          (15,973,922)
  20,000,000,000  South Korean Won ...........................      8/6/07          (21,679,277)
  32,000,000,000  South Korean Won ...........................     8/22/07          (34,698,879)
  12,000,000,000  South Korean Won ...........................     9/12/07          (13,018,008)
  11,250,000,000  South Korean Won ...........................     10/4/07          (12,210,159)
  28,000,000,000  South Korean Won ...........................     10/9/07          (30,392,937)
  35,000,000,000  South Korean Won ...........................    10/18/07          (37,998,390)
  22,300,000,000  South Korean Won ...........................    11/13/07          (24,223,698)
  30,000,000,000  South Korean Won ...........................    12/26/07          (32,617,559)
  17,000,000,000  South Korean Won ...........................     1/31/08          (18,493,538)
  34,000,000,000  South Korean Won ...........................      3/7/08          (37,007,608)
  10,151,200,000  South Korean Won ...........................     4/23/08          (11,057,179)
  30,000,000,000  South Korean Won ...........................     5/16/08          (32,689,056)
  18,000,000,000  South Korean Won ...........................      7/7/08          (19,626,527)
      16,500,000  Swiss Franc ................................      7/3/07          (13,467,004)
      20,000,000  Swiss Franc ................................     7/12/07          (16,335,137)
      19,000,000  Swiss Franc ................................     7/18/07          (15,525,669)
      32,000,000  Swiss Franc ................................     7/23/07          (26,158,734)
      24,000,000  Swiss Franc ................................     7/24/07          (19,620,587)
      20,000,000  Swiss Franc ................................     7/31/07          (16,359,463)
      45,000,000  Swiss Franc ................................      8/6/07          (36,826,053)
      20,000,000  Swiss Franc ................................     8/15/07          (16,378,655)
      31,000,000  Swiss Franc ................................     8/28/07          (25,412,752)
      62,000,000  Swiss Franc ................................     9/12/07          (50,876,992)
      72,000,000  Swiss Franc ................................     9/21/07          (59,118,892)
      40,000,000  Swiss Franc ................................     10/1/07          (32,865,936)
      25,000,000  Swiss Franc ................................     10/4/07          (20,545,317)
      25,000,000  Swiss Franc ................................     10/9/07          (20,552,166)
      27,000,000  Swiss Franc ................................    10/16/07          (22,206,703)
      20,000,000  Swiss Franc ................................    10/22/07          (16,455,996)
      37,000,000  Swiss Franc ................................    11/13/07          (30,488,350)
      25,000,000  Swiss Franc ................................     12/4/07          (20,629,187)
      25,000,000  Swiss Franc ................................    12/21/07          (20,652,683)
      34,000,000  Swiss Franc ................................      1/8/08          (28,117,171)
      20,000,000  Swiss Franc ................................     1/15/08          (16,545,882)
      13,000,000  Swiss Franc ................................     1/29/08          (10,763,113)
      50,000,000  Swiss Franc ................................     1/31/08          (41,401,147)
      25,000,000  Swiss Franc ................................     2/19/08          (20,722,253)
      31,000,000  Swiss Franc ................................      3/3/08          (25,714,020)
      50,000,000  Swiss Franc ................................     3/31/08          (41,538,424)
      24,000,000  Swiss Franc ................................     4/17/08          (19,957,243)
      24,000,000  Swiss Franc ................................     4/23/08          (19,963,887)
                                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $5,962,300,182) .............................                  $(6,064,620,454)
                                                                                ===============


---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       12

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)


1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held

--------------------------------------------------------------------------------
                                       13

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)

on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish

--------------------------------------------------------------------------------
                                       14

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)

a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2007,  the  aggregate  gross  unrealized  appreciation  for all securities,  in  which  there  was  an  excess  of  value  over  tax  cost,  was
$4,113,648,946   and  the  aggregate  gross  unrealized   depreciation  for  all
securities, in which there was an excess of tax cost over value, was $92,490,750.

--------------------------------------------------------------------------------
                                       15

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)


                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCK - DOMESTIC--60.3%
                  AUTOMOTIVE PARTS--0.4%
          45,780  Dollar Thrifty Automotive Group Inc. + ......  $     1,869,655
                                                                 ---------------
                  BANKING--10.7%
         213,245  Bank of America Corporation .................       10,425,548
         256,169  PNC Financial Services Group Inc. ...........       18,336,577
         375,495  Popular Inc. ................................        6,034,205
         620,600  Wells Fargo & Company .......................       21,826,502
                                                                 ---------------
                                                                      56,622,832
                                                                 ---------------
                  BASIC INDUSTRIES--1.6%
         185,088  Rayonier Inc., REIT .........................        8,354,872
                                                                 ---------------
                  BROADCAST, RADIO AND TV--4.6%
         858,590  Comcast Corporation, Special Class A + ......       24,006,176
                                                                 ---------------
                  COMPUTER SERVICES--0.8%
         153,974  Electronic Data Systems Corporation .........        4,269,699
                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES--10.3%
         337,358  American Express Company ....................       20,639,562
         494,736  Federated Investors Inc., Class B ...........       18,963,231
         238,515  Freddie Mac .................................       14,477,861
                                                                 ---------------
                                                                      54,080,654
                                                                 ---------------
                  ENERGY--0.1%
          10,000  ConocoPhillips ..............................          785,000
                                                                 ---------------
                  FOOD AND BEVERAGES--0.1%
          15,200  Anheuser-Busch Companies, Inc. ..............          792,832
                                                                 ---------------
                  HEALTH CARE--1.6%
          59,500  Bausch & Lomb, Inc. .........................        4,131,680
          69,124  Johnson & Johnson ...........................        4,259,421
                                                                 ---------------
                                                                       8,391,101
                                                                 ---------------
                  INSURANCE--19.7%
         293,361  American International Group, Inc. ..........       20,544,071
          63,462  American National Insurance Company .........        9,684,301
         368,836  Great American Financial Resources Inc. .....        8,922,143
         357,000  Leucadia National Corporation ...............       12,584,250
          56,652  National Western Life Insurance Company, Class A    14,328,424
         253,376  Torchmark Corporation .......................       16,976,192
         294,444  Transatlantic Holdings Inc. .................       20,943,802
                                                                 ---------------
                                                                     103,983,183
                                                                 ---------------

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       16

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)


                                                                        MARKET
                                                                        VALUE
        SHARES                                                          (NOTE 1)
        ------                                                          -------

                  COMMON STOCK - DOMESTIC
                  MEDIA--0.8%
         795,545  Sun-Times Media Group Inc., Class A .........  $     4,176,611
                                                                 ---------------
                  REAL ESTATE--0.4%
          55,225  Ramco-Gershenson Properties Trust, REIT .....        1,984,234
                                                                 ---------------
                  RETAIL--7.1%
         330,342  Home Depot, Inc. ............................       12,998,957
         251,579  UniFirst Corporation ........................       11,082,055
         276,425  Wal-Mart Stores, Inc. .......................       13,298,807
                                                                 ---------------
                                                                      37,379,819
                                                                 ---------------
                  TELECOMMUNICATIONS--0.2%
          71,884  Citizens Communications Company .............        1,097,669
                                                                 ---------------
                  TRANSPORTATION--1.6%
         164,671  Con-Way, Inc. ...............................        8,273,071
                                                                 ---------------
                  MISCCELLANEOUS--0.3%
                  Undisclosed Security***+ ....................        1,475,264
                                                                 ---------------
                  TOTAL COMMON STOCK - DOMESTIC
                  (COST $153,483,918) .........................      317,542,672
                                                                 ---------------
                  COMMON STOCK - FOREIGN--28.7%
                  FRANCE--1.7%
         220,000  Sanofi-Aventis, ADR .........................        8,859,400
                                                                 ---------------
                  ITALY--1.0%
         253,300  Mediaset SPA ................................        2,618,729
         264,000  Mondadori (Arnoldo) Editore SPA .............        2,584,949
                                                                 ---------------
                                                                       5,203,678
                                                                 ---------------
                  NETHERLANDS--11.3%
         389,179  ABN AMRO Holding NV, Sponsored ADR ..........       17,871,100
         608,000  Heineken Holding NV .........................       31,490,465
         323,571  Unilever NV, ADR ............................       10,037,172
                                                                 ---------------
                                                                      59,398,737
                                                                 ---------------
                  SOUTH KOREA--2.4%
         467,163  SK Telecom Company, Ltd., ADR ...............       12,776,908
                                                                 ---------------
                  SWITZERLAND--6.1%
         337,400  Nestle SA, Registered, Sponsored ADR ........       32,071,726
                                                                 ---------------
                  UNITED KINGDOM--6.2%
         276,000  Diageo PLC, Sponsored ADR ...................       22,993,560
         308,880  Unilever PLC, Sponsored ADR .................        9,964,469
                                                                 ---------------
                                                                      32,958,029
                                                                 ---------------
                  TOTAL COMMON STOCK - FOREIGN
                  (COST $71,696,211) ..........................      151,268,478
                                                                 ---------------

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       17

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)


                                                                        MARKET
         FACE                                                           VALUE
        VALUE                                                           (NOTE 1)
        ------                                                          -------

                  U.S. TREASURY BILLS--7.5%
$     18,500,000  4.475% ** due 8/9/07 ........................  $   18,407,611
       2,500,000  4.655% ** due 8/23/07 ++ ....................       2,483,732
      19,000,000  4.685% ** due 11/8/07 ++ ....................      18,681,370
                                                                 --------------
                  TOTAL U.S. TREASURY BILLS
                  (COST $39,559,308) ..........................      39,572,713
                                                                 --------------
                  REPURCHASE AGREEMENT--3.8%
                  (COST $20,275,000)
      20,275,000  Agreement with UBS Warburg LLC, 4.400% dated
                  6/29/07, to be repurchased at $20,282,434, on
                  7/2/07, collateralized by #20,275,000 U.S.
                  Treasury Bond, 5.500% due 5/15/09
                  (market value $20,680,688) ..................      20,275,000
                                                                 --------------
TOTAL INVESTMENTS (COST $285,014,437*) .................  100.3%    528,658,863
UNREALIZED DEPRECIATION ON FORWARD
  CONTRACTS (NET) ......................................   (0.2)     (1,306,637)
OTHER ASSETS AND LIABILITIES (NET) .....................   (0.1)       (577,392)
                                                          -----  --------------
NET ASSETS .............................................  100.0% $  526,774,834
                                                          =====  ==============
------------
  *   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $285,014,437.
 **   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***   "UNDISCLOSED  SECURITY"  REPRESENTS  AN  ISSUER,  GENERALLY    A   SMALLER
      CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
  +   NON-INCOME PRODUCING SECURITY.
 ++ AT JUNE 30, 2007, LIQUID ASSETS TOTALLING $3,958,577 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR  -- AMERICAN DEPOSITORY RECEIPT
REIT -- REAL ESTATE INVESTMENT TRUST

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       18

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
June 30, 2007 (Unaudited)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

BANKING                        14%
BASIC INDUSTRIES                2%
BROADCAST, RADIO AND TV         5%
CASH EQUIVALENTS               11%
COMPUTER SERVICES               1%
DIVERSIFIED FINANCIAL SERVICES 10%
FOOD AND BEVERAGES             20%
HEALTH CARE                     2%
INSURANCE                      20%
MEDIA                           1%
PHARMACEUTICALS                 2%
RETAIL                          7%
TELECOMMUNICATIONS              3%
TRANSPORTATION                  2%

AUTOMOTIVE  PARTS-0%+
DISTRIBUTION-0%+
ENERGY-0%+
REAL ESTATE-0%+

+  AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       19

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2007 (Unaudited)

                                                                   CONTRACT          MARKET
                                                                    VALUE             VALUE
CONTRACTS                                                            DATE            (NOTE 1)
---------                                                          --------          --------
FORWARD EXCHANGE CONTRACTS TO BUY
       1,250,000  Swiss Franc .................................    7/18/07      $    1,021,426
                                                                                --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT ($1,019,800)) ................................                 $    1,021,426
                                                                                ==============
FORWARD EXCHANGE CONTRACTS TO SELL
         900,000  European Union Euro .........................    7/10/07      $   (1,215,966)
       7,200,000  European Union Euro .........................    7/18/07          (9,730,480)
       1,500,000  European Union Euro .........................    8/28/07          (2,030,086)
       6,000,000  European Union Euro .........................    10/4/07          (8,129,021)
       3,000,000  European Union Euro .........................   11/14/07          (4,068,827)
       1,900,000  European Union Euro .........................   12/17/07          (2,579,129)
         750,000  European Union Euro .........................     1/8/08          (1,018,546)
       4,000,000  European Union Euro .........................    1/22/08          (5,433,569)
       1,500,000  European Union Euro .........................     3/3/08          (2,039,042)
       1,650,000  European Union Euro .........................    3/31/08          (2,244,041)
       1,700,000  European Union Euro .........................    5/14/08          (2,313,829)
         600,000  Great Britain Pound Sterling ................   12/17/07          (1,200,077)
         500,000  Great Britain Pound Sterling ................     4/4/08            (997,289)
       4,500,000  Great Britain Pound Sterling ................    4/23/08          (8,971,185)
       1,800,000  Great Britain Pound Sterling ................    5/14/08          (3,586,520)
      43,000,000  Japanese Yen ................................     8/9/07            (350,121)
   9,850,000,000  South Korean Won ............................     3/7/08         (10,721,322)
   1,700,000,000  South Korean Won ............................    5/14/08          (1,852,323)
       2,500,000  Swiss Franc .................................    7/18/07          (2,042,851)
       2,000,000  Swiss Franc .................................    8/28/07          (1,639,532)
       3,000,000  Swiss Franc .................................    10/4/07          (2,465,438)
       2,000,000  Swiss Franc .................................    1/25/08          (1,655,499)
       5,000,000  Swiss Franc .................................     3/3/08          (4,147,423)
       1,500,000  Swiss Franc .................................    4/16/08          (1,247,259)
       4,000,000  Swiss Franc .................................    5/14/08          (3,331,196)
                                                                                --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $83,702,308) .................................                 $  (85,010,571)
                                                                                ==============

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------
                                       20

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)


1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales prices does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held

--------------------------------------------------------------------------------
                                       21

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)

on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish


--------------------------------------------------------------------------------
                                       22

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2007 (UNAUDITED)

a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2007, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $248,965,319 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $5,320,893.


--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                              William H. Browne, President
                              (principal executive officer)

Date AUGUST 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                              William H. Browne, President
                              (principal executive officer)

Date AUGUST 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                             Robert Q. Wyckoff, Jr., Treasurer
                             (principal financial officer)

Date AUGUST 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.